Submission	Aug. 11, 2026
Submission [Line Items]
Central Index Key	0000103682
Registrant Name	VIRGINIA ELECTRIC & POWER CO
Registration File Number	333-291190
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES